Other Receivables, Net (Details) - Schedule of Movements of Allowance for Credit Losses - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Other Receivables, Net [Abstract]
Beginning balance	$ 7,500,000
Addition	16,911,882	7,500,000
Ending balance	$ 24,411,882	$ 7,500,000